Capital Management Investment Trust

140 Broadway

New York, New York 10005

March 30, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capital Management Investment Trust (the “Trust”) (File Nos. 033-85242 and 811-08822)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 49, which was filed with the Commission on March 25, 2020, and (ii) that Post-Effective Amendment No. 49 has been filed electronically with the Commission.

Very truly yours,

W. Jameson McFadden
W. Jameson McFadden, President, Principal
Executive Officer, Principal Financial Officer and
Secretary